Summary of Significant Accounting Policies - Additional Information (details) (USD $)	1 Months Ended						12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Nov. 30, 2010	May 31, 2010		Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 Fort Union [Member]	Dec. 31, 2012 Rendezvous [Member]	Dec. 31, 2012 White Cliffs [Member]	Jul. 31, 2009 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Non-Operated Marcellus Interest [Member]	Dec. 31, 2012 Newcastle [Member]	Dec. 31, 2012 Affiliated Entity Member White Cliffs [Member]	Dec. 31, 2012 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Affiliated Entity Member Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Third Parties [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member] Underwriter Over-Allotment Option	Dec. 31, 2012 Gathering System [Member] Operated [Member]	Dec. 31, 2012 Gathering System [Member] Non Operated Interest [Member]	Dec. 31, 2012 Gathering System [Member] Operated Interest [Member]	Dec. 31, 2012 Natural Gas Treating Facilities [Member] Operated [Member]	Dec. 31, 2012 Natural Gas Processing Facilities [Member] Operated [Member]	Dec. 31, 2012 Natural Gas Processing Facilities [Member] Operated Interest [Member]	Dec. 31, 2012 Natural Gas Liquids Pipeline [Member] Operated [Member]	Dec. 31, 2012 Interstate Gas Pipeline [Member] Operated [Member]	Dec. 31, 2012 Intrastate Gas Pipeline [Member] Operated [Member]
Assets, number of units																										12	2	1	7	7	2	2	1	1
Ownership interest												14.81%	22.00%		51.00%		33.75%	50.00%	0.40%					100.00%
Ownership interest by noncontrolling owners																				24.00%	24.00%	25.00%
Bad-debt reserve							$ 0	$ 17,000
Natural gas imbalance receivables							1,700,000	2,300,000
Natural gas imbalance payables							3,100,000	3,100,000
Goodwill							105,336,000 [1]	99,536,000	[1]	82,136,000
Straight-line basis of amortization							50 years									10 years
Customer relationship intangible assets							55,500,000	52,900,000								3,700,000
Accumulated amortization of customer relationship intangible assets							2,000,000	900,000
Equity method investment difference between carrying and underlying value												2,600,000	45,900,000	9,800,000
Capital lease receivable							400,000	700,000
Unguaranteed residual value							4,600,000
Units available under LTIP											2,144,947
Units authorized under LTIP											2,250,000
Percentage ownership of general partner																								2.00%
Common units issued																							19,758,150	19,758,150	2,577,150
Price per unit	$ 43.88	$ 35.86	$ 35.15	$ 29.92	$ 22.25	[2]																	$ 22.00
Proceeds From Issuance Of Private Placement																							409,400,000
Estimated future amortization							1,400,000
Outstanding checks in excess of bank account balances							$ 11,600,000	$ 9,800,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters’ over-allotment option.